Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands					12 Months Ended
	May 29, 2026 shares	Apr. 28, 2026 individuals shares	Apr. 11, 2025 shares	Jan. 26, 2025 shares	May 31, 2026 USD ($) $ / shares shares	May 31, 2025 USD ($) $ / shares	May 31, 2024 USD ($) $ / shares	Jan. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted | $ / shares					$ 0	$ 4.67	$ 5.99
Total fair value of shares vested					$ 33,851	$ 76,133	$ 79,775
Share-based compensation expense					88,466	59,933	122,458
Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to NES					$ 64,438
Weighted-average period of recognition					1 year 6 months 29 days
Parent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					$ 78,925	48,129	50,672
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury shares for future issuance | shares					11,168,860
2016 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized (including options) granted to employees and directors | shares								100,000,000
2016 Share Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period				15 years
Overall limit on the number of shares which may be issued | shares				200,000,000
2016 Share Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period				10 years
Overall limit on the number of shares which may be issued | shares				100,000,000
Koolearn post ipo share option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of options exercised					$ 26,129	7,188	10,767
Recognised total expenses					0	898	4,287
East Buy 2023 Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					8,032	10,682	$ 67,499
East Buy 2023 Scheme [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to NES					$ 66,020	$ 5,915
Weighted-average period of recognition					1 year 10 months 24 days	10 months 24 days
Vesting period		3 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period | shares		19,301,400
Share based compensation arrangement number of grantees awarded share based payments | individuals		302
East Buy 2025 Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted | shares			1,700,000
Share-based compensation expense					$ 1,509	$ 224
East Buy 2025 Scheme [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted | shares	20,000		1,780,000
East Buy 2025 Scheme [Member] | Non Executive Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted | shares			20,000
East Buy 2025 Scheme [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to NES					$ 1,233	$ 2,382
Weighted-average period of recognition					1 year 3 months 18 days	1 year 10 months 24 days